Summary of Significant Accounting Policies - Summary of Decrease in Par Value of Common Stock and Decrease in Authorized Capital Stock (Detail) - ₱ / shares shares in Millions	Dec. 31, 2019	Dec. 31, 2018
Common Stock [Member]
Disclosure of subsidiaries [Line Items]
Number of shares authorized	234	234
Number of shares issued	219	219
Prior to Amendments [Member]
Disclosure of subsidiaries [Line Items]
Number of shares authorized	12,177
Number of shares issued	84
Prior to Amendments [Member] | Common Stock [Member]
Disclosure of subsidiaries [Line Items]
Number of shares authorized	12,060
Number of shares issued	1
Par value	₱ 21,000
Prior to Amendments [Member] | Class I Preferred Stock [Member]
Disclosure of subsidiaries [Line Items]
Number of shares authorized	67
Number of shares issued	33
Par value	₱ 2
Prior to Amendments [Member] | Class II Preferred Stock [Member]
Disclosure of subsidiaries [Line Items]
Number of shares authorized	50
Number of shares issued	50
Par value	₱ 1
After Amendments [Member]
Disclosure of subsidiaries [Line Items]
Number of shares authorized	5,113
Number of shares issued	84
After Amendments [Member] | Common Stock [Member]
Disclosure of subsidiaries [Line Items]
Number of shares authorized	4,996
Number of shares issued	1
Par value	₱ 8,700
After Amendments [Member] | Class I Preferred Stock [Member]
Disclosure of subsidiaries [Line Items]
Number of shares authorized	67
Number of shares issued	33
Par value	₱ 2
After Amendments [Member] | Class II Preferred Stock [Member]
Disclosure of subsidiaries [Line Items]
Number of shares authorized	50
Number of shares issued	50
Par value	₱ 1